State Street Equity 500 Index II Portfolio Shareholder Fees - State Street Equity 500 Index II Portfolio - State Street Equity 500 Index II Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%